Reclamation Provision (Tables)	12 Months Ended
Dec. 31, 2025
Restructuring provision [abstract]
Disclosure of Changes to Reclamation and Closure Provision During Year Explanatory	Changes to the reclamation and closure provision for the year ended December 31, 2025 and 2024 are as follows:

	December 31, 2025	December 31, 2024
Balance, beginning of period	$54,527	$25,492
Acquisition of Florida Canyon	—	29,817
Reclamation provision accretion (Note 20)	2,457	1,217
Reclamation paid	(991)	(1,188)
Revisions in estimates and obligations(1)	9,332	(811)
Balance, end of period	$65,325	$54,527
Less: current portion	(1,344)	(1,615)
Long-term portion	$63,981	$52,912
(1)The reclamation provision increased due to inflationary pressures and the expansion of mine infrastructure.